Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	Ashmore Funds
Central Index Key	0001498498
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Ashmore Emerging Markets Corporate Debt Fund
Ashmore Emerging Markets Corporate Debt Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Corporate Debt Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Corporate Debt Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.49%	1.45%	1.51%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		2.89%	3.60%	2.66%
Fee Waiver and/or Expense Reimbursement	[1]	(1.44%)	(1.40%)	(1.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.17%
[1]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.45%, for the Fund's Class C Shares exceed 2.20% and for the Fund's Institutional Class Shares exceed 1.17% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Corporate Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	542	1,128	1,740	3,386
Class C Shares	323	974	1,745	3,771
Institutional Class Shares	119	685	1,277	2,883

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Corporate Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	542	1,128	1,740	3,386
Class C Shares	223	974	1,745	3,771
Institutional Class Shares	119	685	1,277	2,883

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., Gazprom, CITIC, Qatar Telecom). Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types issued by Corporate issuers. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality ("junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

The Fund is a "non-diversified" fund.

Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, total return swaps, credit default swaps and forward currency contracts and other currency-related derivatives as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 50% of its net assets in investments denominated in currencies other than the U.S. dollar and other Hard Currencies without seeking to hedge into U.S. dollars the portion of the Fund's exposure to non-Hard Currencies that exceeds 50% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above). The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar years in the bar chart above: -3.81% 23.00%

The best calendar quarter return during the period shown above was 10.02% in the first quarter of 2012; the worst was -11.57% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 23.00%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Corporate Debt Fund	1-Year	Since Inception	Inception Date
Institutional Class	23.00%	8.83%	Dec 8, 2010
Institutional Class Return after taxes on distributions	19.64%	5.93%	Dec 8, 2010
Institutional Class Return after taxes on distributions and sale of Fund shares	14.86%	5.78%	Dec 8, 2010
Institutional Class JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)	15.02%	8.30%	Dec 8, 2010
Class A	17.63%	4.44%	May 12, 2011
Class C	20.71%	6.34%	May 12, 2011
Class C JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes)	15.02%	8.20%	May 12, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Corporate Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. A Corporate issuer is an issuer located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. For these purposes, Corporate issuers may include corporate or other business entities in which a Sovereign or governmental agency or entity may have, indirectly or directly, an interest, including a majority or greater ownership interest (e.g., Gazprom, CITIC, Qatar Telecom). Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types issued by Corporate issuers. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality ("junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

The Fund is a "non-diversified" fund.

Although the Fund may gain most of its investment exposure to Corporate issuers directly, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more Corporate issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, total return swaps, credit default swaps and forward currency contracts and other currency-related derivatives as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 50% of its net assets in investments denominated in currencies other than the U.S. dollar and other Hard Currencies without seeking to hedge into U.S. dollars the portion of the Fund's exposure to non-Hard Currencies that exceeds 50% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines its top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments of Corporate issuers (as defined above). The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar years in the bar chart above: -3.81% 23.00%

		The best calendar quarter return during the period shown above was 10.02% in the first quarter of 2012; the worst was -11.57% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 23.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Corporate Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	542
3 years	rr_ExpenseExampleYear03	1,128
5 years	rr_ExpenseExampleYear05	1,740
10 years	rr_ExpenseExampleYear10	3,386
1 year	rr_ExpenseExampleNoRedemptionYear01	542
3 years	rr_ExpenseExampleNoRedemptionYear03	1,128
5 years	rr_ExpenseExampleNoRedemptionYear05	1,740
10 years	rr_ExpenseExampleNoRedemptionYear10	3,386
1-Year	rr_AverageAnnualReturnYear01	17.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Corporate Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
1 year	rr_ExpenseExampleYear01	323
3 years	rr_ExpenseExampleYear03	974
5 years	rr_ExpenseExampleYear05	1,745
10 years	rr_ExpenseExampleYear10	3,771
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	974
5 years	rr_ExpenseExampleNoRedemptionYear05	1,745
10 years	rr_ExpenseExampleNoRedemptionYear10	3,771
1-Year	rr_AverageAnnualReturnYear01	20.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Corporate Debt Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	685
5 years	rr_ExpenseExampleYear05	1,277
10 years	rr_ExpenseExampleYear10	2,883
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	685
5 years	rr_ExpenseExampleNoRedemptionYear05	1,277
10 years	rr_ExpenseExampleNoRedemptionYear10	2,883
2011	rr_AnnualReturn2011	(3.81%)
2012	rr_AnnualReturn2012	23.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.57%)
1-Year	rr_AverageAnnualReturnYear01	23.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Corporate Debt Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	19.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Corporate Debt Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.86%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Corporate Debt Fund | JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Corporate Debt Fund | JP Morgan CEMBI BD Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.45%, for the Fund's Class C Shares exceed 2.20% and for the Fund's Institutional Class Shares exceed 1.17% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Equity Fund
Ashmore Emerging Markets Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Equity Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Equity Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	2.93%	2.93%	2.93%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		4.33%	5.08%	4.08%
Fee Waiver and/or Expense Reimbursement	[2]	(2.88%)	(2.88%)	(2.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.45%	2.20%	1.17%
[1]	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.45%, for the Fund's Class C Shares exceed 2.20% and for the Fund's Institutional Class Shares exceed 1.17% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	665	1,520	2,387	4,606
Class C Shares	323	1,267	2,309	4,906
Institutional Class Shares	119	974	1,845	4,093

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	665	1,520	2,387	4,606
Class C Shares	223	1,267	2,309	4,906
Institutional Class Shares	119	974	1,845	4,093

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer's profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund's investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund's portfolio, the Subadviser utilizes both a top-down process to identify and allocate/reallocate the Fund's assets among particular Emerging Market Countries and a bottom-up process to identify particular securities for investment within each selected Emerging Market Country.

The Subadviser's top-down process for selecting Emerging Market Countries takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market.

The Subadviser also utilizes a proprietary, quantitative country allocation model to assist in the selection of particular Emerging Market Countries. The model makes use of long-term historical data on market fundamental ratios and macroeconomic data in the target Emerging Market Countries as well as earnings forecasts to estimate expected returns for each market and employs statistical techniques to produce a recommended country allocation. The model evaluates markets, in historical and prospective terms, taking into consideration interest, inflation and currency developments.

Following a determination of the Fund's allocation among Emerging Market Countries, the Subadviser uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, international competitiveness, financial condition, asset backing and liquidity. Potential investments are then systematically screened for fundamental value based on a number of factors, including price/earnings ratio, price to book value ratio, earnings momentum, dividend yield and debt to equity ratio. The screening process is designed, in part, to avoid investments deemed by the Subadviser to have inadequate liquidity or unacceptable risk factors. The Subadviser then selects particular issuers in an effort to produce a broad portfolio of investments available to foreign investors in each selected Emerging Market Country.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund's cash position.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Subadviser to manage the Fund’s portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar year in the bar chart above: 17.13%

The best calendar quarter return during the period shown above was 16.06% in the first quarter of 2012; the worst was -11.74% in the second quarter of 2012. The year-to-date performance through December 31, 2012 was 17.13%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Equity Fund	1-Year	Since Inception	Inception Date
Institutional Class	17.13%	(3.34%)	Jun 21, 2011
Institutional Class Return after taxes on distributions	16.93%	(3.55%)	Jun 21, 2011
Institutional Class Return after taxes on distributions and sale of Fund shares	11.35%	(2.88%)	Jun 21, 2011
Institutional Class MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.23%	(1.13%)	Jun 21, 2011
Class A		(6.85%)	Feb 24, 2012
Class A MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		1.31%	Feb 24, 2012
Class C		10.62%	Aug 23, 2012
Class C MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)		8.92%	Aug 23, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer's profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund's investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in companies of any market capitalization.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund's portfolio, the Subadviser utilizes both a top-down process to identify and allocate/reallocate the Fund's assets among particular Emerging Market Countries and a bottom-up process to identify particular securities for investment within each selected Emerging Market Country.

The Subadviser's top-down process for selecting Emerging Market Countries takes into account various factors, including market factors, macro-economic factors, political factors, local market development and the applicable investment restrictions in the market.

The Subadviser also utilizes a proprietary, quantitative country allocation model to assist in the selection of particular Emerging Market Countries. The model makes use of long-term historical data on market fundamental ratios and macroeconomic data in the target Emerging Market Countries as well as earnings forecasts to estimate expected returns for each market and employs statistical techniques to produce a recommended country allocation. The model evaluates markets, in historical and prospective terms, taking into consideration interest, inflation and currency developments.

Following a determination of the Fund's allocation among Emerging Market Countries, the Subadviser uses a systematic, bottom-up process to select particular issuers for investment within each Emerging Market Country based on, among other factors, market valuations, prospective growth prospects, international competitiveness, financial condition, asset backing and liquidity. Potential investments are then systematically screened for fundamental value based on a number of factors, including price/earnings ratio, price to book value ratio, earnings momentum, dividend yield and debt to equity ratio. The screening process is designed, in part, to avoid investments deemed by the Subadviser to have inadequate liquidity or unacceptable risk factors. The Subadviser then selects particular issuers in an effort to produce a broad portfolio of investments available to foreign investors in each selected Emerging Market Country.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Emerging Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund's cash position.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Subadviser to manage the Fund’s portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar year in the bar chart above: 17.13%

		The best calendar quarter return during the period shown above was 16.06% in the first quarter of 2012; the worst was -11.74% in the second quarter of 2012. The year-to-date performance through December 31, 2012 was 17.13%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	665
3 years	rr_ExpenseExampleYear03	1,520
5 years	rr_ExpenseExampleYear05	2,387
10 years	rr_ExpenseExampleYear10	4,606
1 year	rr_ExpenseExampleNoRedemptionYear01	665
3 years	rr_ExpenseExampleNoRedemptionYear03	1,520
5 years	rr_ExpenseExampleNoRedemptionYear05	2,387
10 years	rr_ExpenseExampleNoRedemptionYear10	4,606
Since Inception	rr_AverageAnnualReturnSinceInception	(6.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012
Ashmore Emerging Markets Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.20%
1 year	rr_ExpenseExampleYear01	323
3 years	rr_ExpenseExampleYear03	1,267
5 years	rr_ExpenseExampleYear05	2,309
10 years	rr_ExpenseExampleYear10	4,906
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	1,267
5 years	rr_ExpenseExampleNoRedemptionYear05	2,309
10 years	rr_ExpenseExampleNoRedemptionYear10	4,906
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2012
Ashmore Emerging Markets Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.91%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
1 year	rr_ExpenseExampleYear01	119
3 years	rr_ExpenseExampleYear03	974
5 years	rr_ExpenseExampleYear05	1,845
10 years	rr_ExpenseExampleYear10	4,093
1 year	rr_ExpenseExampleNoRedemptionYear01	119
3 years	rr_ExpenseExampleNoRedemptionYear03	974
5 years	rr_ExpenseExampleNoRedemptionYear05	1,845
10 years	rr_ExpenseExampleNoRedemptionYear10	4,093
2012	rr_AnnualReturn2012	17.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.74%)
1-Year	rr_AverageAnnualReturnYear01	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2011
Ashmore Emerging Markets Equity Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2011
Ashmore Emerging Markets Equity Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2011
Ashmore Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 24, 2012
Ashmore Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2012
Ashmore Emerging Markets Equity Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 21, 2011

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
[3]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.45%, for the Fund's Class C Shares exceed 2.20% and for the Fund's Institutional Class Shares exceed 1.17% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Currency Fund
Ashmore Emerging Markets Currency Fund (formerly, Ashmore Emerging Markets Local Currency Fund)
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Currency Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Currency Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.36%	0.37%	0.47%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.46%	2.22%	1.32%
Fee Waiver and/or Expense Reimbursement	[1]	(0.31%)	(0.32%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.15%	1.90%	0.87%
[1]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.15%, for the Fund's Class C Shares exceed 1.90% and for the Fund's Institutional Class Shares exceed 0.87% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Currency Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	513	814	1,137	2,051
Class C Shares	293	664	1,161	2,529
Institutional Class Shares	89	374	680	1,551

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Currency Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	513	814	1,137	2,051
Class C Shares	193	664	1,161	2,529
Institutional Class Shares	89	374	680	1,551

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that mature in less than one year ("short-dated instruments") and provide investment exposure to local currencies of Emerging Market Countries. The Fund also has the flexibility to invest in longer-dated derivative instruments. The Fund may also invest in debt instruments of any maturity issued by Sovereigns and Quasi-Sovereigns and denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign and issuers otherwise represented in the J.P. Morgan Emerging Local Markets Index Plus or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund expects to gain most of its investment exposure to local emerging market currencies through short-dated instruments, such as deliverable and non-deliverable forward currency contracts, currency futures contracts, put and call option transactions (including currency-related options and options on futures contracts), and currency swap and other related agreements. The Fund may also use derivatives to hedge its exposure to certain assets or to increase the Fund's investment exposure beyond that which it could otherwise achieve directly.

Where possible and efficient, the Fund may also seek to obtain exposure to local emerging market currencies through direct investments in money market securities of any credit quality and other investments denominated in such currencies. The Fund may also invest in cash and cash equivalents, including money market funds, denominated in U.S. dollars and other currencies.

The Fund normally seeks to maintain a relatively short weighted average portfolio duration of between 0 and 6 months.

The Fund is a "non-diversified" fund.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund's exposure to the non-U.S. currency that exceeds 30% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets and related currencies that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and also considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various emerging markets gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in instruments that provide investment exposure to the local currencies of Emerging Market Countries. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Principal Risks
The Fund is not a money market fund. Its shares will fluctuate in value and it is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar years in the bar chart above: -6.54% 8.58%

The best calendar quarter return during the period shown above was 6.65% in the first quarter of 2012; the worst was -11.34% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 8.58%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Currency Fund	1-Year	Since Inception	Inception Date
Institutional Class	8.58%	1.44%	Dec 8, 2010
Institutional Class Return after taxes on distributions	7.39%	0.90%	Dec 8, 2010
Institutional Class Return after taxes on distributions and sale of Fund shares	5.58%	0.92%	Dec 8, 2010
Institutional Class JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)	7.45%	1.62%	Dec 8, 2010
Class A	3.91%	(4.57%)	May 12, 2011
Class C	6.49%	(2.85%)	May 12, 2011
Class C JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)	7.45%	(1.39%)	May 12, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Currency Fund (formerly, Ashmore Emerging Markets Local Currency Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in derivatives and other instruments that mature in less than one year ("short-dated instruments") and provide investment exposure to local currencies of Emerging Market Countries. The Fund also has the flexibility to invest in longer-dated derivative instruments. The Fund may also invest in debt instruments of any maturity issued by Sovereigns and Quasi-Sovereigns and denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign and issuers otherwise represented in the J.P. Morgan Emerging Local Markets Index Plus or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund expects to gain most of its investment exposure to local emerging market currencies through short-dated instruments, such as deliverable and non-deliverable forward currency contracts, currency futures contracts, put and call option transactions (including currency-related options and options on futures contracts), and currency swap and other related agreements. The Fund may also use derivatives to hedge its exposure to certain assets or to increase the Fund's investment exposure beyond that which it could otherwise achieve directly.

Where possible and efficient, the Fund may also seek to obtain exposure to local emerging market currencies through direct investments in money market securities of any credit quality and other investments denominated in such currencies. The Fund may also invest in cash and cash equivalents, including money market funds, denominated in U.S. dollars and other currencies.

The Fund normally seeks to maintain a relatively short weighted average portfolio duration of between 0 and 6 months.

The Fund is a "non-diversified" fund.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund's exposure to the non-U.S. currency that exceeds 30% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets and related currencies that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and also considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various emerging markets gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in instruments that provide investment exposure to the local currencies of Emerging Market Countries. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is not a money market fund. Its shares will fluctuate in value and it is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar years in the bar chart above: -6.54% 8.58%

		The best calendar quarter return during the period shown above was 6.65% in the first quarter of 2012; the worst was -11.34% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 8.58%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Currency Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	513
3 years	rr_ExpenseExampleYear03	814
5 years	rr_ExpenseExampleYear05	1,137
10 years	rr_ExpenseExampleYear10	2,051
1 year	rr_ExpenseExampleNoRedemptionYear01	513
3 years	rr_ExpenseExampleNoRedemptionYear03	814
5 years	rr_ExpenseExampleNoRedemptionYear05	1,137
10 years	rr_ExpenseExampleNoRedemptionYear10	2,051
1-Year	rr_AverageAnnualReturnYear01	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Currency Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%
1 year	rr_ExpenseExampleYear01	293
3 years	rr_ExpenseExampleYear03	664
5 years	rr_ExpenseExampleYear05	1,161
10 years	rr_ExpenseExampleYear10	2,529
1 year	rr_ExpenseExampleNoRedemptionYear01	193
3 years	rr_ExpenseExampleNoRedemptionYear03	664
5 years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 years	rr_ExpenseExampleNoRedemptionYear10	2,529
1-Year	rr_AverageAnnualReturnYear01	6.49%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Currency Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	89
3 years	rr_ExpenseExampleYear03	374
5 years	rr_ExpenseExampleYear05	680
10 years	rr_ExpenseExampleYear10	1,551
1 year	rr_ExpenseExampleNoRedemptionYear01	89
3 years	rr_ExpenseExampleNoRedemptionYear03	374
5 years	rr_ExpenseExampleNoRedemptionYear05	680
10 years	rr_ExpenseExampleNoRedemptionYear10	1,551
2011	rr_AnnualReturn2011	(6.54%)
2012	rr_AnnualReturn2012	8.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.34%)
1-Year	rr_AverageAnnualReturnYear01	8.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Currency Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Currency Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.58%
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Currency Fund | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Currency Fund | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.15%, for the Fund's Class C Shares exceed 1.90% and for the Fund's Institutional Class Shares exceed 0.87% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Local Currency Bond Fund
Ashmore Emerging Markets Local Currency Bond Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Local Currency Bond Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Local Currency Bond Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.44%	0.52%	0.44%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.64%	2.47%	1.39%
Fee Waiver and/or Expense Reimbursement	[1]	(0.39%)	(0.47%)	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.25%	2.00%	0.97%
[1]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.25%, for the Fund's Class C Shares exceed 2.00% and for the Fund's Institutional Class Shares exceed 0.97% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Local Currency Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	522	860	1,221	2,235
Class C Shares	303	725	1,273	2,771
Institutional Class Shares	99	399	720	1,632

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Local Currency Bond Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	522	860	1,221	2,235
Class C Shares	203	725	1,273	2,771
Institutional Class Shares	99	399	720	1,632

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., “junk bonds”).

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.

The Fund is a “non-diversified” fund.

Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, and securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non-U.S. currency that exceeds 30% of the Fund’s net assets.

In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Mortgage-Backed and Asset-Backed Risk: Payments on the underlying assets, whether they be mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on; rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar years in the bar chart above: -3.07% 18.73%

The best calendar quarter return during the period shown above was 8.81% in the first quarter of 2012; the worst was -11.06% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 18.73%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Local Currency Bond Fund	1-Year	Since Inception	Inception Date
Institutional Class	18.73%	7.88%	Dec 8, 2010
Institutional Class Return after taxes on distributions	17.13%	6.46%	Dec 8, 2010
Institutional Class Return after taxes on distributions and sale of Fund shares	12.11%	5.87%	Dec 8, 2010
Institutional Class JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	16.76%	7.76%	Dec 8, 2010
Class A	13.75%	2.68%	May 12, 2011
Class C	16.60%	4.46%	May 12, 2011
Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)	16.76%	5.49%	May 12, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Local Currency Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Local Currency Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by an emerging market government and issuers otherwise represented in the J.P. Morgan Government Bond Index-Emerging Markets Global Diversified or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund’s investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any currency. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, firm commitment, when-issued and delayed-delivery securities, mortgage-backed and other types of asset-backed securities issued on a public or private basis, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., “junk bonds”).

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 7 years.

The Fund is a “non-diversified” fund.

Although the Fund may gain most of its investment exposure to bonds and other debt instruments by investing directly in them, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to bonds and other debt instruments. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including relating to currencies, and swap agreements (including total return, interest rate and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, and securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country. In addition, the Fund will not invest more than 30% of its net assets in investments denominated in a single non-U.S. currency without seeking to hedge into U.S. dollars the portion of the Fund’s exposure to the non-U.S. currency that exceeds 30% of the Fund’s net assets.

In managing the Fund, the Investment Manager’s investment committee (the “Investment Committee”), together with the relevant portfolio managers (together with the Investment Committee, the “Investment Team”), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund’s investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team’s investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager’s broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments denominated in the local currencies of Emerging Market Countries. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Mortgage-Backed and Asset-Backed Risk: Payments on the underlying assets, whether they be mortgages or other obligations, may be delayed, prepaid, subordinated or defaulted on; rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar years in the bar chart above: -3.07% 18.73%

		The best calendar quarter return during the period shown above was 8.81% in the first quarter of 2012; the worst was -11.06% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 18.73%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Local Currency Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	522
3 years	rr_ExpenseExampleYear03	860
5 years	rr_ExpenseExampleYear05	1,221
10 years	rr_ExpenseExampleYear10	2,235
1 year	rr_ExpenseExampleNoRedemptionYear01	522
3 years	rr_ExpenseExampleNoRedemptionYear03	860
5 years	rr_ExpenseExampleNoRedemptionYear05	1,221
10 years	rr_ExpenseExampleNoRedemptionYear10	2,235
1-Year	rr_AverageAnnualReturnYear01	13.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Local Currency Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	725
5 years	rr_ExpenseExampleYear05	1,273
10 years	rr_ExpenseExampleYear10	2,771
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	725
5 years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 years	rr_ExpenseExampleNoRedemptionYear10	2,771
1-Year	rr_AverageAnnualReturnYear01	16.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Local Currency Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	399
5 years	rr_ExpenseExampleYear05	720
10 years	rr_ExpenseExampleYear10	1,632
1 year	rr_ExpenseExampleNoRedemptionYear01	99
3 years	rr_ExpenseExampleNoRedemptionYear03	399
5 years	rr_ExpenseExampleNoRedemptionYear05	720
10 years	rr_ExpenseExampleNoRedemptionYear10	1,632
2011	rr_AnnualReturn2011	(3.07%)
2012	rr_AnnualReturn2012	18.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.06%)
1-Year	rr_AverageAnnualReturnYear01	18.73%
Since Inception	rr_AverageAnnualReturnSinceInception	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Local Currency Bond Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Local Currency Bond Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	12.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Local Currency Bond Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Local Currency Bond Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.25%, for the Fund's Class C Shares exceed 2.00% and for the Fund's Institutional Class Shares exceed 0.97% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Small Cap Equity Fund
Ashmore Emerging Markets Small-Cap Equity Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Small Cap Equity Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Small Cap Equity Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.93%	1.93%	1.93%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		3.68%	4.43%	3.43%
Fee Waiver and/or Expense Reimbursement	[2]	(1.88%)	(1.88%)	(1.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.80%	2.55%	1.52%
[1]	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.80%, for the Fund's Class C Shares exceed 2.55% and for the Fund's Institutional Class Shares exceed 1.52% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Small Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	698	1,427	2,176	4,136
Class C Shares	358	1,171	2,094	4,449
Institutional Class Shares	155	876	1,620	3,584

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Small Cap Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	698	1,427	2,176	4,136
Class C Shares	258	1,171	2,094	4,449
Institutional Class Shares	155	876	1,620	3,584

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer's profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund's investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund's portfolio, the Subadviser uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Subadviser's investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyses the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer's long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.

Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund's investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund's shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Subadviser to manage the Fund's portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar year in the bar chart above: 20.19%

The best calendar quarter return during the period shown above was 20.92% in the first quarter of 2012; the worst was -10.87% in the second quarter of 2012. The year-to-date performance through December 31, 2012 was 20.19%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Small Cap Equity Fund	1-Year	Since Inception	Inception Date
Institutional Class	20.19%	20.25%	Oct 4, 2011
Institutional Class Return after taxes on distributions	18.38%	18.66%	Oct 4, 2011
Institutional Class Return after taxes on distributions and sale of Fund shares	13.22%	16.37%	Oct 4, 2011
Institutional Class MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes)	22.22%	19.54%	Oct 4, 2011
Class A		(1.67%)	Feb 1, 2012
Class A MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes)		8.85%	Feb 1, 2012
Class C		10.14%	Aug 23, 2012
Class C MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes)		9.82%	Aug 23, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Small-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. The Fund currently defines a Small-Capitalization issuer as an issuer with a market capitalization of $2.0 billion or less at the time of initial investment and $3.0 billion or less at the time of a subsequent investment in the same issuer. An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer's profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund's investments may include securities of companies that are in the process of being privatized by a government, securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets, and unregistered securities issued in private placements. The Fund may also invest in initial public offerings. Although the Fund focuses on Small-Capitalization securities, it reserves the flexibility to invest a portion of its assets in securities of medium- or large-capitalization issuers.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund's portfolio, the Subadviser uses principally a bottom-up approach to identify particular securities for investment within Emerging Market Countries. The Subadviser's investment approach is driven by fundamental value and involves a rigorous, systemic and value-oriented security selection process. The portfolio manager analyses the universe of available Small-Capitalization Emerging Market equity investments in an attempt to identify issuers that are undervalued relative to their long-term growth prospects. Potential candidates are systematically screened for fundamental value based on a number of factors, including price to earnings ratio, price to future growth ratio, price to book value ratio, price to cash flow ratio, free cash flow, return on equity, debt to equity ratio, earnings growth and earnings momentum. Attractive candidates undergo a more rigorous review to assess the issuer's long-term prospects, including with respect to management strength, market outlook, competitiveness, regulatory changes, restructuring and expansion plans, profitability, financial viability, interest coverage and hidden assets. The screening process is designed, in part, to avoid investments deemed by the portfolio manager to have unacceptable risk factors. The portfolio manager also reviews and takes into account overall Fund exposures to particular Emerging Market Countries and sectors in an effort to construct a portfolio that provides adequate diversification and risk controls. Taking into account the results of this screening process, the portfolio manager selects particular investments designed to produce a diversified equity portfolio of attractively valued Small-Capitalization Emerging Market Issuers.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and other equity-related investments of Small-Capitalization Emerging Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and Subadviser and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities, particularly high-yield or junk bonds, are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer's or counterparty's deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Subadviser anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund's investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund's shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Subadviser to manage the Fund's portfolio successfully; there is a risk that the Subadviser may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year (after the Fund has had two full calendar years of investment operations) and comparing the Fund’s Institutional Class Shares’ performance with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar year in the bar chart above: 20.19%

		The best calendar quarter return during the period shown above was 20.92% in the first quarter of 2012; the worst was -10.87% in the second quarter of 2012. The year-to-date performance through December 31, 2012 was 20.19%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Small Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
1 year	rr_ExpenseExampleYear01	698
3 years	rr_ExpenseExampleYear03	1,427
5 years	rr_ExpenseExampleYear05	2,176
10 years	rr_ExpenseExampleYear10	4,136
1 year	rr_ExpenseExampleNoRedemptionYear01	698
3 years	rr_ExpenseExampleNoRedemptionYear03	1,427
5 years	rr_ExpenseExampleNoRedemptionYear05	2,176
10 years	rr_ExpenseExampleNoRedemptionYear10	4,136
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2012
Ashmore Emerging Markets Small Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.88%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.55%
1 year	rr_ExpenseExampleYear01	358
3 years	rr_ExpenseExampleYear03	1,171
5 years	rr_ExpenseExampleYear05	2,094
10 years	rr_ExpenseExampleYear10	4,449
1 year	rr_ExpenseExampleNoRedemptionYear01	258
3 years	rr_ExpenseExampleNoRedemptionYear03	1,171
5 years	rr_ExpenseExampleNoRedemptionYear05	2,094
10 years	rr_ExpenseExampleNoRedemptionYear10	4,449
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2012
Ashmore Emerging Markets Small Cap Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.93%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.91%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%
1 year	rr_ExpenseExampleYear01	155
3 years	rr_ExpenseExampleYear03	876
5 years	rr_ExpenseExampleYear05	1,620
10 years	rr_ExpenseExampleYear10	3,584
1 year	rr_ExpenseExampleNoRedemptionYear01	155
3 years	rr_ExpenseExampleNoRedemptionYear03	876
5 years	rr_ExpenseExampleNoRedemptionYear05	1,620
10 years	rr_ExpenseExampleNoRedemptionYear10	3,584
2012	rr_AnnualReturn2012	20.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.87%)
1-Year	rr_AverageAnnualReturnYear01	20.19%
Since Inception	rr_AverageAnnualReturnSinceInception	20.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2011
Ashmore Emerging Markets Small Cap Equity Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.38%
Since Inception	rr_AverageAnnualReturnSinceInception	18.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2011
Ashmore Emerging Markets Small Cap Equity Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.22%
Since Inception	rr_AverageAnnualReturnSinceInception	16.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2011
Ashmore Emerging Markets Small Cap Equity Fund | MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2012
Ashmore Emerging Markets Small Cap Equity Fund | MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 23, 2012
Ashmore Emerging Markets Small Cap Equity Fund | MSCI Emerging Markets Small-Cap Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	22.22%
Since Inception	rr_AverageAnnualReturnSinceInception	19.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 2011

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Other Expenses for Class A and Class C Shares have been restated to reflect those of the Institutional Class Shares.
[3]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.80%, for the Fund's Class C Shares exceed 2.55% and for the Fund's Institutional Class Shares exceed 1.52% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Sovereign Debt Fund
Ashmore Emerging Markets Sovereign Debt Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Sovereign Debt Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Sovereign Debt Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.78%	0.83%	0.73%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.93%	2.73%	1.63%
Fee Waiver and/or Expense Reimbursement	[1]	(0.73%)	(0.78%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	1.95%	0.92%
[1]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.20%, for the Fund's Class C Shares exceed 1.95% and for the Fund's Institutional Class Shares exceed 0.92% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Sovereign Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	517	914	1,335	2,507
Class C Shares	298	773	1,375	3,004
Institutional Class Shares	94	445	820	1,873

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Sovereign Debt Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	517	914	1,335	2,507
Class C Shares	198	773	1,375	3,004
Institutional Class Shares	94	445	820	1,873

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in any Hard Currency (as defined below). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign, and issuers otherwise represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund's investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any Hard Currency (i.e., the U.S. dollar and currencies of other nations in the G-7). These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 4 and 10 years.

The Fund is a "non-diversified" fund.

Although the Fund may gain most of its investment exposure to Sovereign and Quasi-Sovereign issuers by investing directly in their obligations, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more of such issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign or Quasi-Sovereign issuers of Emerging Market Countries and denominated in U.S. dollars or in other Hard Currencies. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar years in the bar chart above: 5.85% 17.55%

The best calendar quarter return during the period shown above was 7.24% in the third quarter of 2012; the worst was -2.93% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 17.55%.

Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Sovereign Debt Fund	1-Year	Since Inception	Inception Date
Institutional Class	17.55%	10.43%	Dec 8, 2010
Institutional Class Return after taxes on distributions	15.61%	8.62%	Dec 8, 2010
Institutional Class Return after taxes on distributions and sale of Fund shares	11.35%	7.82%	Dec 8, 2010
Institutional Class JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)	17.44%	11.42%	Dec 8, 2010
Class A	12.70%	9.19%	May 12, 2011
Class C	15.46%	11.07%	May 12, 2011
Class C JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)	17.44%	12.94%	May 12, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Sovereign Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Sovereign Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign and Quasi-Sovereign issuers of Emerging Market Countries that are denominated in any Hard Currency (as defined below). Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers the obligations of which are guaranteed by a Sovereign, and issuers otherwise represented in the J.P. Morgan Emerging Markets Bond Index Global Diversified or a similar index as determined by the Investment Manager. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund's investments in debt instruments will generally be limited to those issued by Sovereigns and Quasi-Sovereigns. The Fund may invest in debt instruments of all types and denominated in any Hard Currency (i.e., the U.S. dollar and currencies of other nations in the G-7). These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limit in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 4 and 10 years.

The Fund is a "non-diversified" fund.

Although the Fund may gain most of its investment exposure to Sovereign and Quasi-Sovereign issuers by investing directly in their obligations, the Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more of such issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may invest in securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in any one Emerging Market Country.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign or Quasi-Sovereign issuers of Emerging Market Countries and denominated in U.S. dollars or in other Hard Currencies. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar years in the bar chart above: 5.85% 17.55%

The best calendar quarter return during the period shown above was 7.24% in the third quarter of 2012; the worst was -2.93% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 17.55%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Sovereign Debt Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	517
3 years	rr_ExpenseExampleYear03	914
5 years	rr_ExpenseExampleYear05	1,335
10 years	rr_ExpenseExampleYear10	2,507
1 year	rr_ExpenseExampleNoRedemptionYear01	517
3 years	rr_ExpenseExampleNoRedemptionYear03	914
5 years	rr_ExpenseExampleNoRedemptionYear05	1,335
10 years	rr_ExpenseExampleNoRedemptionYear10	2,507
1-Year	rr_AverageAnnualReturnYear01	12.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Sovereign Debt Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
1 year	rr_ExpenseExampleYear01	298
3 years	rr_ExpenseExampleYear03	773
5 years	rr_ExpenseExampleYear05	1,375
10 years	rr_ExpenseExampleYear10	3,004
1 year	rr_ExpenseExampleNoRedemptionYear01	198
3 years	rr_ExpenseExampleNoRedemptionYear03	773
5 years	rr_ExpenseExampleNoRedemptionYear05	1,375
10 years	rr_ExpenseExampleNoRedemptionYear10	3,004
1-Year	rr_AverageAnnualReturnYear01	15.46%
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Sovereign Debt Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.73%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	445
5 years	rr_ExpenseExampleYear05	820
10 years	rr_ExpenseExampleYear10	1,873
1 year	rr_ExpenseExampleNoRedemptionYear01	94
3 years	rr_ExpenseExampleNoRedemptionYear03	445
5 years	rr_ExpenseExampleNoRedemptionYear05	820
10 years	rr_ExpenseExampleNoRedemptionYear10	1,873
2011	rr_AnnualReturn2011	5.85%
2012	rr_AnnualReturn2012	17.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
1-Year	rr_AverageAnnualReturnYear01	17.55%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Sovereign Debt Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Sovereign Debt Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	7.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Sovereign Debt Fund | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Sovereign Debt Fund | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.20%, for the Fund's Class C Shares exceed 1.95% and for the Fund's Institutional Class Shares exceed 0.92% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Ashmore Emerging Markets Total Return Fund
Ashmore Emerging Markets Total Return Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ashmore Emerging Markets Total Return Fund (USD $)		Class A Shares	Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none
Redemption Fee		none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ashmore Emerging Markets Total Return Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.23%	0.21%	0.22%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.48%	2.21%	1.22%
Fee Waiver and/or Expense Reimbursement	[1]	(0.18%)	(0.16%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.30%	2.05%	1.02%
[1]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.30%, for the Fund's Class C Shares exceed 2.05% and for the Fund's Institutional Class Shares exceed 1.02% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Ashmore Emerging Markets Total Return Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	527	832	1,159	2,083
Class C Shares	308	676	1,170	2,532
Institutional Class Shares	104	367	651	1,460

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Ashmore Emerging Markets Total Return Fund (USD $)	1 year	3 years	5 years	10 years
Class A Shares	527	832	1,159	2,083
Class C Shares	208	676	1,170	2,532
Institutional Class Shares	104	367	651	1,460

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign, and Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is a Non-Governmental issuer that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types and denominated in any currency. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.

The Fund will normally invest 25% to 75% of its net assets in investments denominated in or providing investment exposure to local currencies of Emerging Market Countries. Any portion of the Fund's investment exposure to local currencies of Emerging Market Countries that has been hedged into a Hard Currency will not count as currency of an Emerging Market Country for this purpose. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

The Fund is a "non-diversified" fund.

The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including contracts related to currencies, and swap agreements (including total return, interest rate, and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, structured notes, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in issuers in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers having their principal place of business in Emerging Market Countries. Also, the Fund will not invest more than 25% of its net assets in investments denominated in a single currency other than the U.S. dollar or the Euro without seeking to hedge into U.S. dollars the portion of the Fund's exposure to that (i.e., non-U.S. dollar, non-Euro) currency that exceeds 25% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments issued by Sovereign, Quasi-Sovereign, or Corporate issuers of Emerging Market Countries and Emerging Market currency-related derivative instruments. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class

Annual Total Returns for the calendar years in the bar chart above: -2.29% 20.51%

The best calendar quarter return during the period shown above was 8.99% in the first quarter of 2012; the worst was -11.10% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 20.51%.
Average Annual Total Return (For the period ended December 31, 2012)
Average Annual Total Returns Ashmore Emerging Markets Total Return Fund		1-Year	Since Inception	Inception Date
Institutional Class		20.51%	8.08%	Dec 8, 2010
Institutional Class Return after taxes on distributions		18.01%	6.23%	Dec 8, 2010
Institutional Class Return after taxes on distributions and sale of Fund shares		13.24%	5.78%	Dec 8, 2010
Institutional Class JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)		17.44%	11.42%	Dec 8, 2010
Institutional Class JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)		7.45%	1.62%	Dec 8, 2010
Institutional Class JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)		16.76%	7.76%	Dec 8, 2010
Institutional Class 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes)	[1]	14.78%	8.07%	Dec 8, 2010
Class A		15.52%	3.75%	May 12, 2011
Class C		18.34%	5.60%	May 12, 2011
Class C JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes)		17.44%	12.94%	May 12, 2011
Class C JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes)		7.45%	(1.39%)	May 12, 2011
Class C JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes)		16.76%	5.49%	May 12, 2011
Class C 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes)	[1]	14.78%	7.42%	May 12, 2011
[1]	The composition of the 50/25/25 Composite Index is as follows: 50% JP Morgan EMBI GD Index, 25% JP Morgan ELMI+ Index and 25% JP Morgan GBI-EM GD Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Ashmore Emerging Markets Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 91 of the Fund’s statutory prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in debt instruments of Sovereign, Quasi-Sovereign, and Corporate issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is a Non-Governmental issuer that is located in an Emerging Market Country or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Countries include any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities.

The Fund may invest in debt instruments of all types and denominated in any currency. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, trade claims, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies.

The Fund will normally invest 25% to 75% of its net assets in investments denominated in or providing investment exposure to local currencies of Emerging Market Countries. Any portion of the Fund's investment exposure to local currencies of Emerging Market Countries that has been hedged into a Hard Currency will not count as currency of an Emerging Market Country for this purpose. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality (i.e., "junk bonds").

The Fund normally seeks to maintain a weighted average portfolio duration of between 2 and 10 years.

The Fund is a "non-diversified" fund.

The Fund may utilize various derivative instruments and related strategies, including exclusively, to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts, including contracts related to currencies, and swap agreements (including total return, interest rate, and credit default swaps) and other related instruments with respect to individual bonds and other securities, indices and baskets of securities, interest rates and currencies, structured notes, and credit-linked notes as part of its principal investment strategies. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 25% of its net assets in issuers in any one Emerging Market Country. The Fund will not invest more than 35% of its net assets in securities of Corporate issuers having their principal place of business in Emerging Market Countries. Also, the Fund will not invest more than 25% of its net assets in investments denominated in a single currency other than the U.S. dollar or the Euro without seeking to hedge into U.S. dollars the portion of the Fund's exposure to that (i.e., non-U.S. dollar, non-Euro) currency that exceeds 25% of the Fund's net assets.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. The Investment Team utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

		The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities and instruments issued by Sovereign, Quasi-Sovereign, or Corporate issuers of Emerging Market Countries and Emerging Market currency-related derivative instruments. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the 80% policy.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A and Class C shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A and Class C performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares of the Fund. The bar chart does not reflect any sales loads applicable to Class A or Class C shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A and Class C shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return—Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales loads applicable to Class A or Class C shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Annual Total Returns for the calendar years in the bar chart above: -2.29% 20.51%

		The best calendar quarter return during the period shown above was 8.99% in the first quarter of 2012; the worst was -11.10% in the third quarter of 2011. The year-to-date performance through December 31, 2012 was 20.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the period ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Ashmore Emerging Markets Total Return Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	527
3 years	rr_ExpenseExampleYear03	832
5 years	rr_ExpenseExampleYear05	1,159
10 years	rr_ExpenseExampleYear10	2,083
1 year	rr_ExpenseExampleNoRedemptionYear01	527
3 years	rr_ExpenseExampleNoRedemptionYear03	832
5 years	rr_ExpenseExampleNoRedemptionYear05	1,159
10 years	rr_ExpenseExampleNoRedemptionYear10	2,083
1-Year	rr_AverageAnnualReturnYear01	15.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Total Return Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
1 year	rr_ExpenseExampleYear01	308
3 years	rr_ExpenseExampleYear03	676
5 years	rr_ExpenseExampleYear05	1,170
10 years	rr_ExpenseExampleYear10	2,532
1 year	rr_ExpenseExampleNoRedemptionYear01	208
3 years	rr_ExpenseExampleNoRedemptionYear03	676
5 years	rr_ExpenseExampleNoRedemptionYear05	1,170
10 years	rr_ExpenseExampleNoRedemptionYear10	2,532
1-Year	rr_AverageAnnualReturnYear01	18.34%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Total Return Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	104
3 years	rr_ExpenseExampleYear03	367
5 years	rr_ExpenseExampleYear05	651
10 years	rr_ExpenseExampleYear10	1,460
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	367
5 years	rr_ExpenseExampleNoRedemptionYear05	651
10 years	rr_ExpenseExampleNoRedemptionYear10	1,460
2011	rr_AnnualReturn2011	(2.29%)
2012	rr_AnnualReturn2012	20.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.10%)
1-Year	rr_AverageAnnualReturnYear01	20.51%
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | Return after taxes on distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	18.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | Return after taxes on distributions and sale of Fund shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	12.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Total Return Fund | JP Morgan EMBI GD Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	17.44%
Since Inception	rr_AverageAnnualReturnSinceInception	11.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Total Return Fund | JP Morgan ELMI+ Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011
Ashmore Emerging Markets Total Return Fund | JP Morgan GBI-EM GD Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010
Ashmore Emerging Markets Total Return Fund | 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2011	[3]
Ashmore Emerging Markets Total Return Fund | 50/25/25 Composite Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	14.78%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2010	[3]

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Ashmore Investment Management Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses and certain credits and offset arrangements) for the Fund's Class A Shares exceed 1.30%, for the Fund's Class C Shares exceed 2.05% and for the Fund's Institutional Class Shares exceed 1.02% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2014 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed during the previous three fiscal years, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit.
[3]	The composition of the 50/25/25 Composite Index is as follows: 50% JP Morgan EMBI GD Index, 25% JP Morgan ELMI+ Index and 25% JP Morgan GBI-EM GD Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013